SEGMENT INFORMATION - Revenues from External Customers (Details) - Sales revenue, net - Customer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
International energy major
Revenues from external customers:
Concentration risk amount	$ 107,168	$ 106,469	$ 14,816
Concentration risk percentage (in percent)	34.00%	31.00%	7.00%
International oil and gas producer
Revenues from external customers:
Concentration risk amount	$ 40,564	$ 43,800	$ 7,735
Concentration risk percentage (in percent)	13.00%	13.00%	4.00%
Japanese commodities company
Revenues from external customers:
Concentration risk amount	$ 38,643	$ 38,861	$ 0
Concentration risk percentage (in percent)	12.00%	11.00%	0.00%
Global integrated energy company
Revenues from external customers:
Concentration risk amount	$ 33,977	$ 0	$ 0
Concentration risk percentage (in percent)	11.00%	0.00%	0.00%
Dutch trading house
Revenues from external customers:
Concentration risk amount	$ 21,341	$ 23,199	$ 27,670
Concentration risk percentage (in percent)	7.00%	7.00%	13.00%
Singaporean trading house
Revenues from external customers:
Concentration risk amount	$ 9,993	$ 30,505	$ 38,206
Concentration risk percentage (in percent)	3.00%	9.00%	17.00%
Japanese trading house
Revenues from external customers:
Concentration risk amount	$ 0	$ 33,885	$ 17,350
Concentration risk percentage (in percent)	0.00%	10.00%	8.00%
European utility company
Revenues from external customers:
Concentration risk amount	$ 0	$ 9,845	$ 32,057
Concentration risk percentage (in percent)	0.00%	3.00%	15.00%
Asian trading house
Revenues from external customers:
Concentration risk amount	$ 0	$ 6,777	$ 30,694
Concentration risk percentage (in percent)	0.00%	2.00%	14.00%